Income Taxes (Tables)	12 Months Ended
Oct. 31, 2024
Income Taxes
Schedule of reconciliation of the differences between statutory tax rate and effective tax rate

	For the Years Ended October 31,
	2024	2023
Income (loss) before income tax	$713,581	$(4,290,243)
Statutory tax rate in the PRC	25%	25%
Income tax expense at statutory tax rate	178,395	—
Non-deductible expenses	341,232	813,791
Change in valuation allowance	(69,429)	129,658
Income tax	$—	$—

Schedule of net deferred tax assets

	As of October 31,
Deferred tax assets:	2024	2023
Net operating loss carryforward	$3,650,478	$3,730,859
Valuation allowance	(3,650,478)	(3,730,859)
Bad debt expenses	91,969	56,085
Share-based compensation	609,526	586,055
Advertisement expenses	83,685	185,550
Sales commissions	149,284	176,203
Net deferred tax assets	$934,464	$1,003,893

Schedule of movement in valuation allowance

	As of October 31,
	2024	2023
Balance at beginning of the period	$1,003,893	$874,235
Additions	(69,429)	129,658
Balance at ending of the period	$934,464	$1,003,893